Basis of Presentation and Summary of Significant Accounting Policies (Narrative 2) (Details)	12 Months Ended
	Dec. 31, 2013 customer	Dec. 31, 2012 customer	Dec. 31, 2011 customer
Customer Concentration Risk [Member] | Sales [Member]
Concentration Risk [Line Items]
Concentration Risk, Customers Above Benchmark, Number	0	0	0
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Customers Above Benchmark, Number	0	0	0
Minimum [Member] | Sales Revenue, Services, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%
Minimum [Member] | Customer Concentration Risk [Member] | Sales [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	5.00%
Minimum [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	5.00%